Related parties (Details 4) (Bank, CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	386	977
Interest-bearing deposits with banks	1,775	1,910
Trading assets	213	268
Net loans	7,894	7,950
Other assets	58	67
Total assets	10,326	11,172
Liabilities
Due to banks/customer deposits	1,915	2,856
Trading liabilities	209	21
Long-term debt	4,907	6,872
Other liabilities	206	227
Total liabilities	7,237	9,976
Related party revenues and expenses
Interest and dividend income	54	61	78
Interest expense	(117)	(195)	(252)
Net interest income	(63)	(134)	(174)
Commissions and fees	6	(50)	(71)
Other revenues	174	201	205
Net revenues	117	17	(40)
Total operating expenses	270	309	400
Related party guarantees
Guarantees	1	4
Credit guarantees and similar instruments
Related party guarantees
Guarantees	1	1
Performance guarantees and similar instruments
Related party guarantees
Guarantees	0	1
Derivatives
Related party guarantees
Guarantees	0	0
Other guarantees
Related party guarantees
Guarantees	0	2